Subsequent Events - Right of First Refusal Liability (Details)		1 Months Ended	6 Months Ended
	Feb. 16, 2024 MWh MW-M	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Subsequent Events
Term of PPA (in years)	20 years
Term of first refusal	36 months
Additional extension term of PPA (in years)	20 years
Proceeds from third party			$ 25,000,000
Amount of liability			$ 25,000,000	$ 25,000,000
Subsequent Event
Subsequent Events
Term of PPA (in years)	20 years
Term of first refusal	36 months
Additional extension term of PPA (in years)	20 years
Proceeds from third party		$ 25,000,000
Minimum | Subsequent Event
Subsequent Events
Power capacity | MW-M	100
Maximum
Subsequent Events
Power capacity | MWh	500
Maximum | Subsequent Event
Subsequent Events
Power capacity | MW-M	500